Reinsurance - Reinsurance Recoverable by Reinsurer (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 418.2	$ 384.0
John Hancock
Ceded Credit Risk [Line Items]
Reinsurance recoverables	385.3	346.5
Sun Life
Ceded Credit Risk [Line Items]
Reinsurance recoverables	26.3	30.7
Talcott Resolution
Ceded Credit Risk [Line Items]
Reinsurance recoverables	5.6	5.6
Other reinsurers
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 1.0	$ 1.2